UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/09

Item 1.  Reports to Stockholders.

GRATIO VALUES FUND (GRVLX)

Semi-Annual Report

July 31, 2009

1-877-25-GRATIO

(1-877-254-7284)

www.gratiofunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Dear investor,

Over the past six months the markets have been even more tumultuous than during the preceding six. This volatile market environment provides an excellent context for illustrating how we select stocks and manage the Gratio Values Fund portfolio.

During the first three months of the year the market continued its severe downward trend and our fund followed suit, albeit with a more muted slope than the market at large. We entered the year with a substantial cash position that we began to deploy in late February well into March. As the market rallied over the ensuing months our fund did exceedingly well, outpacing the broad market by a large margin. For the 12 months ended June 30, 2009 The Gratio Values Fund was the only fund in our category to deliver a positive return and consequently we were ranked the number one fund among this group of 768 funds, according to the Wall Street Journal.

While we tend not to focus on these relatively short time frames, we would like to highlight our discipline that we believe led to this outperformance and that we hope will lead to similar returns over longer periods of time.

The first important factor in our outperformance was the fact that we had cash to deploy as the market plunged. While in a rising market this will often hurt our portfolio, we worry first about capital preservation and then about capital appreciation. Cash, while earning near zero percent, still holds hidden value in a volatile market by giving you the opportunity to buy at discount prices when others investors seek  liquidity. As uncertainty and fear reached a pinnacle earlier this year we saw security prices and true intrinsic value separate to a degree that we hadn’t seen since late November of the year before, which provided attractive opportunities for then deploying our cash reserves.

The second important factor contributing to our performance is our focus on buying only the highest quality securities. We bought companies we considered cheap and safe and that had no financing issues or capital needs so that they could survive almost any financial tsunami that came about.

During a market meltdown securities tend to fall in price to a similar degree as investors begin dumping assets in a panic. When even a mild rebound occurs the safest securities, often debt positions or preferred equity positions, tend to rise fastest.  We believe this is in part what happened to some of our positions, producing outsized returns for the portfolio. We continuously look to construct a portfolio filled with these stocks whose upside in our mind far outstrips the downside.

Perhaps most significantly, the fund’s investment strategy has allowed us to produce healthy returns while still holding substantial amounts of cash. While we are very proud of our performance we are even more proud that we achieved it while holding a large cash position. We hope that over the long-term we can generate higher returns than the market while exposing only a fraction of our capital to risk.

Looking ahead, we believe that should the market continue to thaw and risk premiums come back in, the businesses we own will be re-priced and our portfolio will benefit. To our minds the true value of these companies is substantially higher than what we paid.

Still, the markets and our global economies are not without risk. While we are certainly not facing the dire circumstances experienced last fall, caution still does pervade our investment process. For example, the huge infusion of cash into the economy by the government presents a real risk of inflation over the coming years. We believe that earnings denominated in US dollars will be worth less over the future and may position the portfolio accordingly

As always, we tend to choose the ballast of the portfolio with the intent to hold positions for 3-5 year time periods. If our opinions about a given position changes or it reached near full value quicker than anticipated we consider selling it prior to our target timelines.

We continue to focus on uncovering stellar businesses, with strong liquidity positions that produce healthy levels of free cash. The trick to great investing is not only identifying those securities but purchasing them at levels so cheap that an error in calculation will insulate our potential losses. Our short-term returns will gyrate in ways we cannot predict but if we are careful and disciplined about our stock selection we hope to produce similar returns going forward.

Again thank you for your confidence in the Gratio Team and we look forward to communicating with you in our next letter.

Regards,

Rahul Malhotra

Chief Investment Officer - Gratio Capital

The Gratio Values Fund (GRVLX) was ranked first out of 768 small-cap core equity funds based on total return for the one year period ended June 30, 2009 according to The Wall Street Journal. The rankings and all research and ratings are conducted by The Wall Street Journal, an independent publication. Total return for the top 10 funds ranked by one-year performance as of June 30; assets, in millions of dollars, as of May 29. Total return includes capital appreciation and reinvested distributions. Returns shown for periods of one year or less are cumulative. Three-year, five-year and 10-year returns are annualized.

Past performance is no guarantee of future results.

Mutual Funds involve risk including loss of principal. An investor should consider the Gratio Fund's investment objective, risks, charges, and expenses carefully before investing. This and other information about the Gratio Funds is contained in the fund's prospectus, which can be obtained by calling 1-877-254-7284. Please read the prospectus carefully before investing. The fund is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.   1070-NLD-9/14/2009

Gratio Values Fund
PORTFOLIO REVIEW
July 31, 2009 (Unaudited)

The fund's performance figures* for the period ending July 31, 2009, compared to its benchmarks:

	Six Months	One Year	Inception ** - July 31, 2009
Gratio Values Fund	33.98%	9.66%	2.30%
S&P 500 Total Return Index	21.18%	-19.96%	-18.53%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-254-7284

** Inception date is February 25, 2008

Top Holdings By Industry		% of Net Assets
Insurance		9.0%
Diversified Financial Services		7.6%
Software		7.1%
REITs		3.7%
Telecommunications		3.5%
Retail		3.3%
Internet		3.2%
Pharmaceuticals		1.8%
Investment Companies		1.6%
Media		1.4%
Other, Cash & Cash Equivalents		57.8%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Gratio Values Fund
PORTFOLIO OF INVESTMENTS
July 31, 2009 (Unaudited)
Shares		Value
	COMMON STOCK - 46.8%
	AUTO PARTS & EQUIPMENT - 0.7%
90	WABCO Holdings, Inc.	$ 1,711

	CHEMICALS - 1.4%
180	Innophos Holdings, Inc.	3,380

	COMMERCIAL SERVICES - 1.1%
100	Weight Watchers International, Inc.	2,788

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
82	American Express Co.	2,323
450	Cowen Group, Inc. *	3,312
279	Virtus Investment Partners, Inc. *	4,422
		10,057
	ENGINEERING & CONSTRUCTION - 0.9%
115	Tutor Perini Corp. *	2,122

	HEALTHCARE-PRODUCTS - 0.3%
30	SurModics, Inc. *	671

	HEALTHCARE-SERVICES - 0.3%
50	Birner Dental Management Services, Inc.	743

	HOLDING COMPANIES-DIVERSIFIED - 0.5%
200	Resource America, Inc.	1,202

	INSURANCE - 9.0%
7	Berkshire Hathaway, Inc. Cl. B *	22,262

	INTERNET - 3.2%
300	Akamai Technologies, Inc. *	4,932
175	Chordiant Software, Inc. *	688
93	j2 Global Communications, Inc. *	2,231
		7,851
	INVESTMENT COMPANIES - 1.6%
369	Fifth Street Finance Corp.	3,819

	MEDIA - 1.4%
800	Voyager Learning Co. *	3,440

	MISCELLANEOUS MANUFACTURING - 1.0%
183	John Bean Technologies Corp.	2,536

See accompanying notes to financial statements.

Gratio Values Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009 (Unaudited)
Shares		Value
	OIL & GAS - 0.7%
165	Harvest Natural Resources, Inc. *	$ 1,068
150	Vaalco Energy, Inc.	665
		1,733
	PHARMACEUTICALS - 1.8%
200	Pfizer, Inc.	3,186
185	Sucampo Pharmaceuticals, Inc. *	1,223
		4,409
	PIPELINES - 0.1%
60	Crosstex Energy, Inc.	232

	REITS - 3.7%
240	NorthStar Realty Finance Corp.	859
195	Resource Capital Corp.	677
801	Winthrop Realty Trust	7,690
		9,226
	RETAIL - 3.3%
102	American Eagle Outfitters, Inc.	1,468
129	RadioShack Corp.	2,001
22	Sears Holdings Corp. *	1,459
74	Target Corp.	3,228
		8,156
	SOFTWARE - 7.1%
368	DivX, Inc. *	2,145
234	Double-Take Software, Inc. *	2,036
541	Monotype Imaging Holdings, Inc. *	3,938
611	Versant Corp. *	9,134
		17,253
	TELECOMMUNICATIONS - 3.5%
561	Airvana, Inc. *	3,484
185	EchoStar Corp. *	2,727
185	USA Mobility, Inc.	2,498
		8,709
	TOYS/GAMES/HOBBIES - 0.9%
55	Marvel Entertainment, Inc. *	2,176

	TRANSPORTATION - 0.2%
30	Teekay Corp.	534

	TOTAL COMMON STOCK ( Cost - $111,825)	115,010

See accompanying notes to financial statements.

Gratio Values Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009 (Unaudited)
Shares			Value
	PREFERRED STOCK - 3.5%
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
100	MBNA Capital E *		$ 2,215
372	Preferred Plus Trust Series LMG-1 *		6,454
	TOTAL PREFERRED STOCK ( Cost - $7,034)		8,669

	SHORT-TERM INVESTMENTS - 13.9%
11,438	Dreyfus Institutional Reserve Money Fund, 0.05% **		11,438
11,438	Dreyfus Treasury Prime Cash Management, 0.00% **		11,438
11,438	Milestone Treasury Obligations Portfolio, 0.00% **		11,438
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $34,314)		34,314

	TOTAL INVESTMENTS - 64.2% ( Cost - $153,173)		$ 157,993
	ASSETS LESS OTHER LIABILITIES - 35.8%		87,972
	NET ASSETS - 100.0%		$ 245,965

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on July 31, 2009.

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 9,672
		Unrealized depreciation:	(4,852)
		Net unrealized appreciation:	$ 4,820

See accompanying notes to financial statements.

Gratio Values Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2009 (Unaudited)

ASSETS
Investment securities:
At cost	$ 153,173
At value	$ 157,993
Receivable for Fund shares sold	102,000
Due from advisor	21,498
Receivable for securities sold	5,628
Dividends and interest receivable	244
Prepaid expenses and other assets	2,896
TOTAL ASSETS	290,259

LIABILITIES
Fees payable to other affiliates	14,267
Payable for investments purchased	18,992
Distribution (12b-1) fees payable	27
Accrued expenses and other liabilities	11,008
TOTAL LIABILITIES	44,294
NET ASSETS	$ 245,965

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 234,261
Accumulated net investment income	985
Accumulated net realized gain from security transactions	5,851
Net unrealized appreciation of investments	4,868
NET ASSETS	$ 245,965

Shares of beneficial interest outstanding	23,811

Net asset value, offering price and redemption price per share	$ 10.33

See accompanying notes to financial statements.

Gratio Values Fund
STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$ 841
Interest	21
TOTAL INVESTMENT INCOME	862

EXPENSES
Administrative services fees	22,615
Accounting services fees	12,076
Transfer agent fees	10,219
Audit fees	7,093
Compliance officer fees	5,852
Trustees' fees and expenses	3,142
Legal fees	2,449
Registration fees	2,325
Custodian fees	1,570
Printing and postage expenses	961
Investment advisory fees	400
Distribution (12b-1) fees	87
Other expenses	84
TOTAL EXPENSES	68,873
Fees waived / expenses reimbursed by the Advisor	(68,402)
NET EXPENSES	471

NET INVESTMENT INCOME	391

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	6,260
Net change in unrealized appreciation of investments	14,755
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	21,015

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 21,406

See accompanying notes to financial statements.

Gratio Values Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	July 31, 2009	January 31,
	(Unaudited)	2009 (a)
FROM OPERATIONS
Net investment income	$ 391	$ 594
Net realized gain (loss) from security transactions	6,260	(409)
Net change in unrealized appreciation (depreciation) on investments	14,755	(9,887)
Net increase (decrease) in net assets resulting from operations	21,406	(9,702)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	186,260	48,001
Net increase in net assets from shares of beneficial interest	186,260	48,001

TOTAL INCREASE IN NET ASSETS	207,666	38,299

NET ASSETS
Beginning of Period	38,299	-
End of Period*	$ 245,965	$ 38,299
* Includes accumulated net investment income of:	$ 985	$ 594

SHARE ACTIVITY
Shares Sold	18,847	4,964
Net increase in shares of beneficial interest outstanding	18,847	4,964

(a) Gratio Values Fund commenced operations on February 25, 2008.

See accompanying notes to financial statements.

Gratio Values Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the		For the
	Six Months Ended		Period Ended
	July 31, 2009		January 31,
	(Unaudited)		2009 (1)
Net asset value,
beginning of period	$ 7.71		$ 10.00

Income (loss) from investment operations:
Net investment income (2)	0.05		0.14
Net realized and unrealized
gain (loss) on investments	2.57		(2.43)
Total from investment operations	2.62		(2.29)

Net asset value, end of period	$ 10.33		$ 7.71

Total return	33.98%	(3)	(22.90%)	(3)

Net assets, end of year (000s)	$ 246		$ 38

Ratio of gross expenses to average
net assets	197.35%	(4)	456.60%	(4)
Ratio of net expenses to average
net assets	1.35%	(4)	1.35%	(4)
Ratio of net investment income
to average net assets	1.12%	(4)	1.70%	(4)

Portfolio Turnover Rate	52%	(3)	80%	(3)

(1) The Gratio Values Fund commenced operations on February 25, 2008.
(2)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3) Not annualized.
(4) Annualized

See accompanying notes to financial statements.

Gratio Values Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009 (Unaudited)

1.

ORGANIZATION

The Gratio Values Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to provide long-term capital appreciation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Gratio Values Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	115,010	-	-	115,010
Preferred Stocks	8,669	-	-	8,669
Short Term Investments	34,314	-	-	34,314
Total	157,993	-	-	157,993

The Fund did not hold any Level 3 securities during the period.

*Refer to the Portfolio of Investments for industry classifications.

The Fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period.

Gratio Values Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009 (Unaudited)

New Accounting Pronouncements - In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM  (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITS”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year.  Estimates are based on the most recent REIT distribution information available.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  The Fund records dividends and distributions to its shareholders on ex-dividend date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.  There were no reclassifications made in the current year.

Gratio Values Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009 (Unaudited)

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management reviewed the tax positions in the open tax year of 2008 and during the six months ended June 30, 2009 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund identifies its major tax jurisdiction as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Subsequent Events – Effective June 30, 2009, the Fund adopted FASB Statement of Financial Standards No. 165, “Subsequent Events,” which had no impact on the Fund’s net assets or operations, but required disclosure in the notes to financial statements at the date which subsequent events have been evaluated by management.  Management has evaluated subsequent events through September 29, 2009, the date the financial statements were issued.

Gratio Values Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009 (Unaudited)

3.  INVESTMENT TRANSACTIONS

For the six months ended July 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $104,832 and $27,937, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Sherwood Advisors, LLC (D.B.A. Gratio Capital) serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.15% of the Fund’s average daily net assets.  For the six months ended July 31, 2009, the Fund incurred $400 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.35% per annum of the Fund’s average daily net assets.  During the six months ended July 31, 2009, the Advisor waived fees or reimbursed expenses totaling $68,402.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.35% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.35% of average daily net assets. If Fund Operating Expenses subsequently exceed 1.35% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid

Gratio Values Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009 (Unaudited)

after the date of the Waiver Agreement (or any similar agreement).  The following table shows the remaining waivers subject to recapture by the Advisor:

Year	Amount
2012	$158,628
2013	$68,402

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the six months ended July 31, 2009, the Fund paid $87 in distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. Prior to April 1, 2009 the per quarter fee was $7,500.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.    Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Gratio Values Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009 (Unaudited)

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000, billed monthly, plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.  GFS’s fees collected for the six months ended July 31, 2009, were $91. The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended July 31, 2009, the Fund incurred expenses of $5,852 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee. For the six months  ended July 31, 2009, GemCom collected amounts totaling $2,117 for EDGAR and printing services performed.

Gratio Values Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009 (Unaudited)

5. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of July 31, 2009, Suzi Sosa & Rogelio Sosa together held approximately 41% of the voting securities of the Fund.  As a result, Suzi & Rogelio Sosa, may be deemed to control the Fund.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of January 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and return of capital adjustments.  The difference between book basis and tax basis undistributed ordinary income is attributable to return of capital adjustments.

At January 31, 2009, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through January 31, 2017 of $377.

Gratio Values Fund

EXPENSE EXAMPLES

July 31, 2009 (Unaudited)

As a shareholder of the Gratio Values Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Gratio Values Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 through July 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Gratio Values Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/09	Ending Account Value 7/31/09	Expenses Paid During Period 2/1/09 – 7/31/09*
Actual	$1,000.00	$1,339.80	$7.83
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio 1.35%, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-254-7284 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-254-7284.

INVESTMENT ADVISOR

Sherwood Advisors, LLC (D.B.A. Gratio Capital)

155 Water St.

Brooklyn, New York 11201

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/8/09